Virtus Emerging Markets Opportunities Fund,

a series of Virtus Insight Trust

Supplement dated May 10, 2016 to the Summary and

Statutory Prospectuses dated April 29, 2016

Important Notice to Investors

The following changes are effective June 1, 2016.

The disclosure under “Portfolio Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby revised to read:

> Brian Bandsma, a Director and Portfolio Manager at Vontobel, is Deputy Portfolio Manager of the fund. Mr. Bandsma has served as Deputy Portfolio Manager of the fund since June 2016.

> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is Lead Portfolio Manager of the fund. Mr. Benkendoft has served as Lead Portfolio Manager of the fund since March 2016.

> Jin Zhang, CFA, a Director and Portfolio Manager at Vontobel, is Deputy Portfolio Manager of the fund. Mr. Zhang has served as Deputy Portfolio Manager of the fund since June 2016.

The table under “Vontobel” on page 23 of the funds’ statutory prospectus is hereby replaced with the following:

Vontobel
Virtus Emerging Markets Opportunities Fund	Brian Bandsma (since June 2016) Matthew Benkendorf (since March 2016) Jin Zhang, CFA (since June 2016)

The narrative under the referenced table is hereby amended by adding the following biographical information for Mr. Bandsma and Mr. Zhang:

Brian Bandsma. Mr. Bandsma is a Director and Portfolio Manager (since June 2016) of Vontobel. He serves as Deputy Portfolio Manager of the Emerging Markets Opportunities Fund (since June 2016). He also serves as lead portfolio manager of the Vontobel Far East Equity Strategy (since June 2016), and previously served as deputy portfolio manager of that strategy (2013 to June 2016). Mr. Bandsma joined Vontobel in 2002 as a senior research analyst and continues to maintain his research responsibilities, with a focus on the information technology, financial, telecom services and consumer discretionary sectors. He began his financial career in 1998.

Jin Zhang, CFA. Mr. Zhang is a Director and Portfolio Manager (since June 2016) of Vontobel. He serves as Deputy Portfolio Manager of the Emerging Markets Opportunities Fund (since June 2016). Mr. Zhang also serves as deputy portfolio manager of the Vontobel Emerging Markets Equity Strategy (since June 2016). Mr. Zhang joined Vontobel in 2005 as a senior research analyst and continues to maintain his research responsibilities, with a focus on the consumer staples and financial sectors. He began his financial career in 1995.

Investors should retain this supplement with the

Prospectuses for future reference.

VIT 8003 VontobelPMs (5/2016)

Virtus Emerging Markets Opportunities Fund,

a series of Virtus Insight Trust

Supplement dated May 10, 2016 to the

Statement of Additional Information (“SAI”) dated April 29, 2016

Important Notice to Investors

The following changes are effective June 1, 2016.

The disclosure for the fund in the table under “Portfolio Managers” on page 78 of the SAI is hereby amended by adding Mr. Bandsma and Mr. Zhang as Portfolio Managers of the fund.

Under “Other Accounts (No Performance Based Fees)” in the section “Portfolio Managers” on page 79 of the SAI, new rows showing the following information for Mr. Bandsma and Mr. Zhang and an associated footnote are added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Brian Bandsma*	3	$8,613,292,080	8	$10,749,989,906	19	$5,152,252,405
Jin Zhang*	3	$8,613,292,080	7	$9,940,965,445	19	$5,152,252,405

*As of March 31, 2016.

Under “Other Accounts with Performance Based Fees” in the section “Portfolio Managers” on page 79 of the SAI, new rows showing the following information for Mr. Bandsma and Mr. Zhang and an associated footnote are added to the table:

Total Assets

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts		Number of Accounts	Total Assets	Number of Accounts	Total Assets
Brian Bandsma*	N/A	N/A	N/A	N/A	1	$69,191,260
Jin Zhang*	N/A	N/A	N/A	N/A	1	$69,191,260

*As of March 31, 2016.

Under “Portfolio Manager Fund Ownership” in the section “Portfolio Managers” on page 80 of the SAI, new rows showing the following information for Mr. Bandsma and Mr. Zhang and an associated footnote are added to the table:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Brian Bandsma*	Emerging Markets Opportunities Fund	None
Jin Zhang*	Emerging Markets Opportunities Fund	$100,001 - $500,000

*As of March 31, 2016.

Investors should retain this supplement with the SAI for future reference.

VIT 8003B SAI/VontobelPMs (5/2016)